Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 22, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard U.S. Growth FundSupplement Dated January 26, 2021, to the Prospectus and Summary Prospectus Dated December 22, 2020Shareholders of Vanguard U.S. Growth Fund (the Fund) have approved the Proposal to reclassify the diversification status of the Fund to nondiversified and eliminate a related fundamental policy, as stated in the Proxy Statement at the Joint Special Meeting of Shareholders held on January 22, 2021.Prospectus and Summary Prospectus Text ChangesThe following is added as a new bullet point under “Principal Risks” in the Fund Summary section:• Nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified mutual funds.Prospectus Text ChangesIn More on the Fund, the following is added under the “Market Exposure” section:The Fund is subject to nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified mutual funds.In More on the Fund, reference to “diversified” on page 11 in the first sentence of the eighth paragraph under the “Security Selection” section is deleted.© 2021 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS 023 012021
Vanguard US Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard U.S. Growth FundSupplement Dated January 26, 2021, to the Prospectus and Summary Prospectus Dated December 22, 2020Shareholders of Vanguard U.S. Growth Fund (the Fund) have approved the Proposal to reclassify the diversification status of the Fund to nondiversified and eliminate a related fundamental policy, as stated in the Proxy Statement at the Joint Special Meeting of Shareholders held on January 22, 2021.Prospectus and Summary Prospectus Text ChangesThe following is added as a new bullet point under “Principal Risks” in the Fund Summary section:• Nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified mutual funds.Prospectus Text ChangesIn More on the Fund, the following is added under the “Market Exposure” section:The Fund is subject to nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified mutual funds.In More on the Fund, reference to “diversified” on page 11 in the first sentence of the eighth paragraph under the “Security Selection” section is deleted.© 2021 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS 023 012021